Significant Accounting Policies - Schedule of Depreciation Methods and Rates of Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	30% straight line method
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	20% straight line method
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	10% straight line method
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	25% straight line method
Mine Equipment and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	UOP method
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation methods and rates, property, plant and equipment	UOP method